Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 68,821	¥ 57,341
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		4,067	4,311
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,243	3,051
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount	[1],[2]	52,204	40,513
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		9,282	9,444
Others [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 25	¥ 22

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.